DEPOSITS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
DEPOSITS
Noninterest-bearing	$ 60,330,245	$ 39,256,851
Interest-bearing transaction accounts	223,830,488	196,120,029
Savings	25,689,456	22,101,944
Time	150,523,857	157,279,459
Total deposits	460,374,046	414,758,283
Brokered deposits included in time deposits	29,201,000	32,495,000
Brokered deposits included in interest bearing transaction accounts	48,076,000	21,226,000
Interest expense on deposits
Interest-bearing transaction accounts	1,203,755	1,816,588
Savings	115,143	153,271
Time deposits	2,514,712	3,843,362
Interest expense on deposits	3,833,610	5,813,221
Aggregate amount of certificates of deposit with a minimum denomination of $100,000	70,786,000	70,493,000
Scheduled maturities of time deposits
Year Ending December 31, 2013	86,690,819
Year Ending December 31, 2014	22,134,236
Year Ending December 31, 2015	14,537,730
Year Ending December 31, 2016	12,914,613
Year Ending December 31, 2017	14,182,058
Thereafter	64,401
Time deposits	$ 150,523,857	$ 157,279,459